DEBT - Potential Maturities of Long-term Debt (Details) $ in Millions	Jun. 29, 2018 USD ($)
Debt Disclosure [Abstract]
Fiscal 2019	$ 305
Fiscal 2020	654
Fiscal 2021	4
Fiscal 2022	1
Fiscal 2023	0
Thereafter	$ 2,776